Commitments and Contingencies - Future obligations under noncancelable operating leases (Details) - Archer Aviation Inc - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Years ending December 31,
2021	$ 1,546	$ 1,546	$ 1,043
2022	688	688	1,074
2023			507
Future minimum lease payments	3,008	3,008	2,624
Less: Amount representing interest	(294)	(294)	(323)
Present value of future lease payments	2,714	2,714	2,301
Supplemental cash information and non-cash activities related to right-of-use assets and lease liabilities
Operating cash outflows from operating leases	379	706	86
Operating lease assets obtained in exchange for new lease liabilities	$ 165	$ 984	$ 2,300